Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan. 01, 2013
Small Cap Value Fund (Prospectus Summary) | Small Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALL CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide maximum long-term return, consistent with reasonable risk to principal, by investing primarily in securities of small capitalization
		companies in terms of revenues and/or market capitalization.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account
		fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio
		turnover rate was 96% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these
		assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small capitalization companies.

A company will be considered a small-capitalization company if its market capitalization, at time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period.
As of the most recent annual reconstitution of the Russell 2000® Index on
May 31, 2012, the market capitalization range of the companies in the Index was $101 million to $2.608 billion.

The sub-advisers use a value-oriented approach. Companies will be selected based upon valuation characteristics such as price-to-cash flow ratios which are at a discount to market averages.

The Fund may engage in active and frequent trading of portfolio securities to
		achieve its investment objective.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. A sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: A Fund's investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes.
Individual stock prices fluctuate from day-to-day and may decline significantly.
The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Value Style Risk: Generally, "value" stocks are stocks of companies that a sub-adviser believes are currently undervalued in the marketplace. A sub-adviser's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect and the price of the company's stock may fall or may not approach the value the sub-adviser has placed on it.

Active Trading Risk: High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the
Fund's performance. Active trading tends to be more pronounced during periods of increased market volatility.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Small Capitalization Company Risk: Investing primarily in small capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a
		small-cap company, if it realizes any gain at all.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 2000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

SunAmerica Asset Management Corp. ("SAAMCo") was a co-sub-adviser of the Fund from
February 28, 2010 to December 14, 2012. Effective February 8, 2010, Metropolitan
West Capital Management, LLC ("MetWest Capital") assumed co-sub-advisory duties.
As of January 1, 2002, J.P. Morgan Investment Management, Inc. ("JPMIM") (and its
predecessors) assumed management of the Fund.

As of December 14, 2012, JPMIM managed approximately 60% of the Fund's assets and MetWest Capital managed approximately 40% of the Fund's assets. The percentage of the Fund's assets each sub-adviser manages may change from time-to-time at the discretion of Fund's investment adviser, The Variable Annuity Life Insurance
Company ("VALIC").

During the periods shown in the bar chart below, the highest return for a quarter was 21.34% (quarter ending September 30, 2009) and the lowest return for a quarter was -25.25% (quarter ending December 31, 2008). For the year-to-date through
		September 30, 2012, the Fund's return was 10.14%.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell 2000 ® Value Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Small Cap Value Fund (Prospectus Summary) | Small Cap Value Fund | Russell 2000® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
10 Years	rr_AverageAnnualReturnYear10	6.40%
Small Cap Value Fund (Prospectus Summary) | Small Cap Value Fund | Small Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.66%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	583
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,306
Annual Return 2002	rr_AnnualReturn2002	(12.47%)
Annual Return 2003	rr_AnnualReturn2003	39.24%
Annual Return 2004	rr_AnnualReturn2004	19.38%
Annual Return 2005	rr_AnnualReturn2005	6.72%
Annual Return 2006	rr_AnnualReturn2006	18.80%
Annual Return 2007	rr_AnnualReturn2007	(6.98%)
Annual Return 2008	rr_AnnualReturn2008	(29.72%)
Annual Return 2009	rr_AnnualReturn2009	24.20%
Annual Return 2010	rr_AnnualReturn2010	25.82%
Annual Return 2011	rr_AnnualReturn2011	(7.76%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.25%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(7.76%)
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
10 Years	rr_AverageAnnualReturnYear10	5.68%

[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.95%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.